Transfers of Financial Assets Not Qualifying for Derecognition - Carrying Amount of Financial Assets that Did Not Qualify for Derecognition and their Associated Financial Liabilities (Detail) - GBP (£)
£ in Millions
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of continuing involvement in derecognised financial assets [line items]
Carrying amount of financial assets not derecognised in their entirety	£ 17,779	£ 19,369
Carrying amount of associated financial liabilities	(10,661)	(12,639)
Sale and Repurchase Agreements [member]
Disclosure of continuing involvement in derecognised financial assets [line items]
Carrying amount of financial assets not derecognised in their entirety	7,592	7,642
Carrying amount of associated financial liabilities	(6,739)	(7,188)
Securities lending agreements [member]
Disclosure of continuing involvement in derecognised financial assets [line items]
Carrying amount of financial assets not derecognised in their entirety	195	144
Carrying amount of associated financial liabilities	(143)	(120)
Securitisations [member]
Disclosure of continuing involvement in derecognised financial assets [line items]
Carrying amount of financial assets not derecognised in their entirety	9,992	11,583
Carrying amount of associated financial liabilities	£ (3,779)	£ (5,331)